OPERATING SEGMENT INFORMATION	9 Months Ended
Sep. 28, 2013
OPERATING SEGMENT INFORMATION [Abstract]
OPERATING SEGMENT INFORMATION

NOTE 9 - OPERATING SEGMENT INFORMATION

The Company has two reportable segments: firearms and investment castings. The firearms segment manufactures and sells rifles, pistols, and revolvers principally to a select number of independent wholesale distributors primarily located in the United States. The investment castings segment manufactures and sells steel investment castings.

Selected operating segment financial information follows:

(in thousands)	Three Months Ended		Nine Months Ended
	September 28, 2013	September 29, 2012	September 28, 2013	September 29, 2012
Net Sales
Firearms	$167,234	$116,270	$497,461	$345,203
Castings
Unaffiliated	3,708	1,882	8,915	4,854
Intersegment	7,397	6,299	23,152	19,228
	11,105	8,181	32,067	24,082
Eliminations	(7,397)	(6,299)	(23,152)	(19,228)
	$170,942	$118,152	$506,376	$350,057

Income (Loss) Before Income Taxes
Firearms	$46,084	$26,452	$135,407	$80,068
Castings	(1,052)	(120)	(1,998)	(1,283)
Corporate	120	1,206	(28)	1,917
	$45,152	$27,538	$133,381	$80,702

			September 28, 2013	December 31, 2012
Identifiable Assets
Firearms			$173,663	$120,879
Castings			12,539	6,467
Corporate			64,174	47,140
			$250,376	$174,486